Significant accounting judgments, estimates and assumptions	12 Months Ended
Mar. 31, 2018
Significant accounting judgments, estimates and assumptions
Significant accounting judgments, estimates and assumptions

4. Significant accounting judgments, estimates and assumptions

        The preparation of the Group's consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the assets or liabilities in future periods.

4.1	Significant judgments in applying the Group's accounting policies

        In the process of applying the Group's accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Determination of functional currency

        Each entity in the Group determines its own functional currency (the currency of the primary economic environment in which the entity operates) and items included in the financial statements of each entity are measured using that functional currency. IAS 21, The Effects of Changes in Foreign Exchange Rates prescribes the factors to be considered for the purpose of determination of functional currency. However, in respect of parent company and certain intermediary foreign operations of the Group, the determination of functional currency might not be very obvious due to mixed indicators like the source of financing, the functional currency of the shareholders, the currency in which the borrowings have been raised and the extent of autonomy enjoyed by the foreign operation. In such cases management uses its judgment to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.

4.2	Significant accounting estimates and assumptions

        The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. Actual results could differ from these estimates.

a)	Impairment reviews

        An impairment exists when the carrying value of an asset or cash generating unit (CGU) exceeds its recoverable amount. Recoverable amount is the higher of its fair value less costs to sell and its value in use. The value in use calculation is based on a discounted cash flow model. In calculating the value in use, certain assumptions are required to be made in respect of highly uncertain matters, including management's expectations of growth in EBITDA (Earnings before interest, taxes depreciation and amortization), long term growth rates; and the selection of discount rates to reflect risks involved. Also, judgment is involved in determining the CGU and grouping of CGUs for goodwill allocation and impairment testing.

        The Group prepares and internally approves formal five year plans, as applicable, for its businesses and uses these as the basis for its impairment reviews. The consistent use of such robust five year information for management reporting purpose, the Group uses five year plans for the purpose of impairment testing. Since the value in use exceeds the carrying amount of CGU, the fair value less costs to sell is not determined.

        The key assumptions used to determine the recoverable amount for the CGUs, including sensitivity analysis, are disclosed and further explained in Note 20.

        The Group tests goodwill for impairment annually on March 31 and whenever there are indicators of impairment.

b)	Allowance for uncollectible trade receivables and advances

        Trade receivables do not carry any interest and are stated at their nominal value as reduced by appropriate allowances for estimated irrecoverable amounts. Estimated irrecoverable amounts are based on the ageing of the receivable balances and historical experience. Additionally, a large number of minor receivables is grouped into homogeneous groups and assessed for impairment collectively. Individual trade receivables are written off when management deems them not to be collectible.

c)	Loyalty programs

        The Group estimates revenue allocation between the loyalty program and the other components of the sale with assumptions about the expected redemption rates. The amount allocated to the loyalty program is deferred, and is recognized as revenue when the Group fulfills its obligations to supply the services under the terms of the program or when it is no longer probable that the points under the program will be redeemed. Also refer to Note 35.

d)	Taxes

        Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, future tax planning strategies and recent business performances and developments. The Group has not recognized deferred tax asset on unused tax losses and temporary differences in most of the subsidiaries of the Group. Also refer to Note 25.

e)	Defined benefit plans

        The costs of post retirement benefit obligation under the Gratuity plan are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increase, mortality rates and future pension increases. Due to the complexities involved in the valuation and its long term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date. Also refer to Note 34 for assumptions and sensitivities.